Inventories - Schedule of Inventory (Detail) - USD ($) $ in Thousands	Dec. 25, 2020	Mar. 27, 2020	Mar. 29, 2019
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 8,689	$ 12,411	$ 12,688
Work in process	57,477	87,606	83,750
Finished goods	24,451	24,659	30,167
Finished goods - consigned	3,404	2,551	4,312
Total	$ 94,021	$ 127,227	$ 130,917